Segment information and concentration of risk - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Number of operating segment	1
Lease revenue, description	No customer accounted for more than 10% of lease revenues
Number of major customers for lease rental income	5
Customer accounted for lease revenues	0
Lease Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Net Assets, Geographic Area [Member] | United States of America [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.57%	15.32%
Net Assets, Geographic Area [Member] | Indonesia [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.86%
Total Revenues [Member] | Lease Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	32.00%	40.00%	36.00%